Schedule of Investments(a)
November 30, 2022
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–89.87%
Advertising–0.39%
Clear Channel Outdoor Holdings, Inc., 5.13%, 08/15/2027(b)	$44,000	$37,985
Interpublic Group of Cos., Inc. (The), 4.75%, 03/30/2030	445,000	420,901
Lamar Media Corp.,
4.00%, 02/15/2030	221,000	193,375
3.63%, 01/15/2031	88,000	73,377
		725,638
Aerospace & Defense–1.19%
Boeing Co. (The),
2.75%, 02/01/2026	135,000	125,022
2.20%, 02/04/2026	185,000	168,250
3.63%, 02/01/2031	371,000	327,308
5.93%, 05/01/2060	476,000	442,786
Huntington Ingalls Industries, Inc., 3.84%, 05/01/2025	410,000	395,718
Lockheed Martin Corp.,
4.15%, 06/15/2053	108,000	94,712
5.70%, 11/15/2054	165,000	179,177
4.30%, 06/15/2062	127,000	110,039
5.90%, 11/15/2063	165,000	182,810
TransDigm, Inc.,
6.25%, 03/15/2026(b)	116,000	115,577
6.38%, 06/15/2026	48,000	47,216
		2,188,615
Airlines–2.01%
Allegiant Travel Co., 7.25%, 08/15/2027(b)	37,000	36,087
American Airlines Pass-Through Trust,
Series 2021-1, Class B, 3.95%, 07/11/2030	228,000	186,747
Series 2021-1, Class A, 2.88%, 07/11/2034	254,000	205,057
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026(b)	128,000	124,352
British Airways Pass-Through Trust (United Kingdom),
Series 2019-1, Class AA, 3.30%, 12/15/2032(b)	482,473	413,273
Series 2021-1, Class A, 2.90%, 03/15/2035(b)	145,929	120,667
Delta Air Lines Pass-Through Trust, Series 2020-1, Class AA, 2.00%, 06/10/2028	144,388	124,047
Delta Air Lines, Inc., 7.38%, 01/15/2026	33,000	34,136
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/2025(b)	333,175	324,725
4.75%, 10/20/2028(b)	543,681	515,729
	Principal Amount	Value
Airlines–(continued)
United Airlines Pass-Through Trust,
Series 2016-1, Class B, 3.65%, 01/07/2026	$244,604	$220,678
Series 2020-1, Class A, 5.88%, 10/15/2027	449,728	445,107
Series 2018-1, Class AA, 3.50%, 03/01/2030	349,537	300,361
Series 2019-1, Class A, 4.55%, 08/25/2031	239,200	202,594
Series 2019-1, Class AA, 4.15%, 08/25/2031	410,573	369,935
United Airlines, Inc.,
4.38%, 04/15/2026(b)	37,000	34,485
4.63%, 04/15/2029(b)	54,000	48,128
		3,706,108
Alternative Carriers–0.03%
Lumen Technologies, Inc., Series P, 7.60%, 09/15/2039	77,000	52,888
Aluminum–0.04%
Novelis Corp., 4.75%, 01/30/2030(b)	88,000	78,350
Apparel Retail–0.06%
Gap, Inc. (The), 3.63%, 10/01/2029(b)	143,000	110,045
Apparel, Accessories & Luxury Goods–0.12%
Kontoor Brands, Inc., 4.13%, 11/15/2029(b)	98,000	79,982
Macy’s Retail Holdings LLC,
5.88%, 04/01/2029(b)	47,000	43,773
5.88%, 03/15/2030(b)	42,000	37,962
6.13%, 03/15/2032(b)	7,000	6,223
4.50%, 12/15/2034	46,000	32,979
4.30%, 02/15/2043	28,000	17,727
		218,646
Application Software–0.20%
NCR Corp., 5.75%, 09/01/2027(b)	19,000	18,502
Open Text Corp. (Canada), 6.90%, 12/01/2027(b)	76,000	76,187
salesforce.com, inc., 2.90%, 07/15/2051	192,000	133,665
SS&C Technologies, Inc., 5.50%, 09/30/2027(b)	150,000	143,596
		371,950
Asset Management & Custody Banks–1.36%
Affiliated Managers Group, Inc., 4.25%, 02/15/2024	807,000	798,431
Ameriprise Financial, Inc.,
3.00%, 04/02/2025	162,000	155,694
4.50%, 05/13/2032	128,000	125,460
Apollo Management Holdings L.P., 4.95%, 01/14/2050(b)(c)	50,000	42,400
Ares Capital Corp.,
2.88%, 06/15/2028	35,000	28,773
3.20%, 11/15/2031	40,000	30,001

See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount	Value
Asset Management & Custody Banks–(continued)
Bank of New York Mellon Corp. (The),
5.83%, 10/25/2033(c)	$241,000	$253,989
Series I, 3.75%(c)(d)	343,000	273,759
Blackstone Secured Lending Fund,
2.75%, 09/16/2026	416,000	369,111
2.13%, 02/15/2027	330,000	275,991
2.85%, 09/30/2028	159,000	126,355
Carlyle Holdings II Finance LLC, 5.63%, 03/30/2043(b)	40,000	35,904
		2,515,868
Auto Parts & Equipment–0.30%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
4.75%, 04/01/2028(b)	174,000	153,043
5.38%, 03/01/2029(b)	66,000	58,180
Clarios Global L.P./Clarios US Finance Co., 8.50%, 05/15/2027(b)	30,000	29,399
Nemak S.A.B. de C.V. (Mexico), 3.63%, 06/28/2031(b)	261,000	198,652
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	139,000	122,454
		561,728
Automobile Manufacturers–2.10%
Allison Transmission, Inc.,
4.75%, 10/01/2027(b)	33,000	30,642
3.75%, 01/30/2031(b)	176,000	147,657
BMW US Capital LLC (Germany), 3.70%, 04/01/2032(b)	124,000	112,507
Ford Motor Co.,
4.35%, 12/08/2026	160,000	152,900
3.25%, 02/12/2032	89,000	70,484
6.10%, 08/19/2032	360,000	345,876
4.75%, 01/15/2043	71,000	52,624
Ford Motor Credit Co. LLC,
4.39%, 01/08/2026	206,000	196,170
2.70%, 08/10/2026	232,000	202,730
7.35%, 11/04/2027	281,000	292,350
General Motors Financial Co., Inc., 5.00%, 04/09/2027	235,000	229,955
Hyundai Capital America,
4.30%, 02/01/2024(b)	1,358,000	1,336,825
2.00%, 06/15/2028(b)	218,000	176,587
J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(b)	166,000	160,639
Nissan Motor Acceptance Co. LLC, 1.85%, 09/16/2026(b)	195,000	162,805
Volkswagen Group of America Finance LLC (Germany), 4.35%, 06/08/2027(b)	213,000	206,328
		3,877,079
Automotive Retail–0.60%
Asbury Automotive Group, Inc.,
4.50%, 03/01/2028	23,000	20,845
4.63%, 11/15/2029(b)	111,000	97,007
5.00%, 02/15/2032(b)	74,000	62,609
AutoZone, Inc., 4.75%, 08/01/2032	174,000	170,834
Group 1 Automotive, Inc., 4.00%, 08/15/2028(b)	177,000	150,353
	Principal Amount	Value
Automotive Retail–(continued)
LCM Investments Holdings II LLC, 4.88%, 05/01/2029(b)	$99,000	$82,958
Lithia Motors, Inc., 3.88%, 06/01/2029(b)	240,000	201,664
Sonic Automotive, Inc.,
4.63%, 11/15/2029(b)	239,000	197,465
4.88%, 11/15/2031(b)	157,000	125,741
		1,109,476
Brewers–0.09%
Anadolu Efes Biracilik ve Malt Sanayii A.S. (Turkey), 3.38%, 06/29/2028(b)	215,000	162,628
Building Products–0.02%
Advanced Drainage Systems, Inc., 6.38%, 06/15/2030(b)	31,000	29,871
Cable & Satellite–1.85%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.00%, 02/01/2028(b)	31,000	28,549
6.38%, 09/01/2029(b)	197,000	187,912
4.75%, 03/01/2030(b)	102,000	87,817
4.50%, 08/15/2030(b)	124,000	104,624
4.50%, 05/01/2032	221,000	182,617
4.50%, 06/01/2033(b)	84,000	66,759
4.25%, 01/15/2034(b)	27,000	21,066
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.,
5.38%, 04/01/2038	42,000	35,988
3.50%, 06/01/2041	225,000	152,366
3.50%, 03/01/2042	246,000	167,003
5.75%, 04/01/2048	264,000	227,471
3.90%, 06/01/2052	227,000	151,040
3.85%, 04/01/2061	309,000	190,951
Comcast Corp.,
5.50%, 11/15/2032	441,000	462,656
2.80%, 01/15/2051	98,000	64,174
2.89%, 11/01/2051	381,000	254,769
Cox Communications, Inc., 1.80%, 10/01/2030(b)	18,000	13,758
CSC Holdings LLC,
5.25%, 06/01/2024	94,000	90,692
5.75%, 01/15/2030(b)	200,000	136,511
DISH DBS Corp., 5.13%, 06/01/2029	136,000	89,760
DISH Network Corp., 11.75%, 11/15/2027(b)	73,000	75,123
Gray Escrow II, Inc., 5.38%, 11/15/2031(b)	134,000	102,480
Sirius XM Radio, Inc.,
3.13%, 09/01/2026(b)	113,000	102,157
4.00%, 07/15/2028(b)	70,000	61,937
Virgin Media Secured Finance PLC (United Kingdom), 5.50%, 05/15/2029(b)	200,000	184,988
VZ Secured Financing B.V. (Netherlands), 5.00%, 01/15/2032(b)	200,000	165,752
		3,408,920
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount	Value
Casinos & Gaming–0.25%
Boyne USA, Inc., 4.75%, 05/15/2029(b)	$67,000	$59,701
CDI Escrow Issuer, Inc., 5.75%, 04/01/2030(b)	99,000	91,959
Everi Holdings, Inc., 5.00%, 07/15/2029(b)	87,000	75,531
MGM Resorts International, 6.00%, 03/15/2023	67,000	67,095
Mohegan Gaming & Entertainment, 8.00%, 02/01/2026(b)	86,000	80,858
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/2029(b)	89,000	77,516
		452,660
Coal & Consumable Fuels–0.01%
Enviva Partners L.P./Enviva Partners Finance Corp., 6.50%, 01/15/2026(b)	26,000	24,832
Commodity Chemicals–0.12%
Mativ Holdings, Inc., 6.88%, 10/01/2026(b)	251,000	220,135
Computer & Electronics Retail–0.51%
Dell International LLC/EMC Corp.,
6.02%, 06/15/2026	693,000	708,104
8.35%, 07/15/2046	8,000	9,376
3.45%, 12/15/2051(b)	94,000	60,731
Leidos, Inc., 2.30%, 02/15/2031	204,000	158,127
		936,338
Construction & Engineering–0.10%
AECOM, 5.13%, 03/15/2027	24,000	23,380
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029(b)	88,000	71,056
Howard Midstream Energy Partners LLC, 6.75%, 01/15/2027(b)	90,000	83,728
		178,164
Construction Materials–0.20%
CRH America Finance, Inc. (Ireland), 3.95%, 04/04/2028(b)	384,000	361,954
Consumer Finance–0.78%
Ally Financial, Inc.,
5.13%, 09/30/2024	34,000	33,751
4.63%, 03/30/2025	223,000	218,944
2.20%, 11/02/2028	24,000	19,182
American Express Co.,
2.55%, 03/04/2027	111,000	100,914
4.99%, 05/26/2033(c)	212,000	204,656
4.42%, 08/03/2033(c)	365,000	346,427
Capital One Financial Corp., 5.27%, 05/10/2033(c)	45,000	42,448
FirstCash, Inc., 5.63%, 01/01/2030(b)	88,000	80,153
	Principal Amount	Value
Consumer Finance–(continued)
OneMain Finance Corp.,
6.88%, 03/15/2025	$50,000	$48,625
7.13%, 03/15/2026	153,000	148,410
3.88%, 09/15/2028	155,000	123,225
5.38%, 11/15/2029	90,000	75,289
		1,442,024
Copper–0.21%
Freeport-McMoRan, Inc., 4.38%, 08/01/2028	25,000	22,993
PT Freeport Indonesia (Indonesia),
5.32%, 04/14/2032(b)	200,000	186,000
6.20%, 04/14/2052(b)	200,000	174,500
		383,493
Data Processing & Outsourced Services–0.25%
Block, Inc., 3.50%, 06/01/2031	110,000	89,398
Clarivate Science Holdings Corp.,
3.88%, 07/01/2028(b)	111,000	99,890
4.88%, 07/01/2029(b)	89,000	76,317
PayPal Holdings, Inc., 5.05%, 06/01/2052	210,000	195,059
		460,664
Distributors–0.05%
Genuine Parts Co., 2.75%, 02/01/2032	107,000	86,583
Diversified Banks–13.24%
Africa Finance Corp. (Supranational), 4.38%, 04/17/2026(b)	1,080,000	989,896
African Export-Import Bank (The) (Supranational),
2.63%, 05/17/2026(b)	211,000	184,168
3.80%, 05/17/2031(b)	200,000	159,947
Australia and New Zealand Banking Group Ltd. (Australia),
6.74%, 12/08/2032(b)	525,000	531,820
6.75%(b)(c)(d)	765,000	758,267
Banco do Brasil S.A. (Brazil), 3.25%, 09/30/2026(b)	263,000	238,428
Bank of America Corp.,
4.38%, 04/27/2028(c)	346,000	332,437
4.95%, 07/22/2028(c)	267,000	261,907
2.57%, 10/20/2032(c)	120,000	95,645
2.97%, 02/04/2033(c)	116,000	94,916
4.57%, 04/27/2033(c)	317,000	295,685
5.02%, 07/22/2033(c)	386,000	372,928
2.48%, 09/21/2036(c)	195,000	147,800
3.85%, 03/08/2037(c)	65,000	55,107
7.75%, 05/14/2038	765,000	919,725
2.68%, 06/19/2041(c)	75,000	52,405
Series AA, 6.10%(c)(d)	1,181,000	1,152,438
Series DD, 6.30%(c)(d)	336,000	334,656
Series RR, 4.38%(c)(d)	448,000	384,160
Series TT, 6.13%(c)(d)	633,000	614,010
Bank of China Ltd. (China), 5.00%, 11/13/2024(b)	540,000	535,634
Bank of Nova Scotia (The) (Canada),
4.59%, 05/04/2037(c)	415,000	358,444
8.63%, 10/27/2082(c)	418,000	430,197
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
Barclays PLC (United Kingdom), 8.00%(c)(d)	$332,000	$313,740
BBVA Bancomer S.A. (Mexico), 4.38%, 04/10/2024(b)	385,000	380,197
BPCE S.A. (France), 2.28%, 01/20/2032(b)(c)	260,000	194,203
Citigroup, Inc.,
5.50%, 09/13/2025	934,000	948,672
4.66%, 05/24/2028(c)	194,000	188,977
2.57%, 06/03/2031(c)	33,000	27,082
2.56%, 05/01/2032(c)	169,000	135,345
2.52%, 11/03/2032(c)	80,000	62,976
3.79%, 03/17/2033(c)	301,000	263,044
4.91%, 05/24/2033(c)	220,000	209,636
2.90%, 11/03/2042(c)	120,000	84,497
Series A, 5.95%(c)(d)	108,000	107,190
Series V, 4.70%(c)(d)	260,000	219,796
Cooperatieve Rabobank U.A. (Netherlands),
3.65%, 04/06/2028(b)(c)	250,000	230,671
4.66%, 08/22/2028(b)(c)	253,000	244,357
3.76%, 04/06/2033(b)(c)	250,000	214,496
Development Bank of Kazakhstan JSC (Kazakhstan), 5.75%, 05/12/2025(b)	325,000	325,975
HSBC Holdings PLC (United Kingdom), 6.00%(c)(d)	845,000	750,107
Intesa Sanpaolo S.p.A. (Italy),
7.00%, 11/21/2025(b)	200,000	203,504
8.25%, 11/21/2033(b)(c)	200,000	205,345
JPMorgan Chase & Co.,
4.32%, 04/26/2028(c)	339,000	325,146
4.85%, 07/25/2028(c)	283,000	277,282
2.58%, 04/22/2032(c)	164,000	133,098
4.59%, 04/26/2033(c)	226,000	212,469
4.91%, 07/25/2033(c)	434,000	418,818
5.72%, 09/14/2033(c)	554,000	548,503
Series W, 5.61% (3 mo. USD LIBOR + 1.00%), 05/15/2047(e)	619,000	473,647
KeyBank N.A., 4.90%, 08/08/2032	362,000	337,111
Mitsubishi UFJ Financial Group, Inc. (Japan),
5.02%, 07/20/2028(c)	223,000	218,818
1.80%, 07/20/2033(c)	306,000	298,020
Mizuho Financial Group, Inc. (Japan), 5.67%, 09/13/2033(c)	365,000	366,583
Nordea Bank Abp (Finland),
5.38%, 09/22/2027(b)	200,000	200,870
6.63%(b)(c)(d)	208,000	205,497
Societe Generale S.A. (France), 9.38%(b)(c)(d)	200,000	205,750
Standard Chartered PLC (United Kingdom),
3.27%, 02/18/2036(b)(c)	471,000	342,607
4.30%(b)(c)(d)	393,000	280,546
7.75%(b)(c)(d)	459,000	455,876
7.75%(b)(c)(d)	406,000	387,401
Sumitomo Mitsui Financial Group, Inc. (Japan), 2.14%, 09/23/2030	50,000	38,644
Swedbank AB (Sweden), 5.34%, 09/20/2027(b)	213,000	211,223
Toronto-Dominion Bank (The) (Canada), 8.13%, 10/31/2082(c)	340,000	349,350
	Principal Amount	Value
Diversified Banks–(continued)
U.S. Bancorp,
4.55%, 07/22/2028(c)	$282,000	$275,834
4.97%, 07/22/2033(c)	216,000	207,009
5.85%, 10/21/2033(c)	384,000	400,646
2.49%, 11/03/2036(c)	487,000	377,552
Wells Fargo & Co.,
4.81%, 07/25/2028(c)	164,000	160,293
4.90%, 07/25/2033(c)	161,000	155,262
5.38%, 11/02/2043	1,471,000	1,404,192
4.75%, 12/07/2046	287,000	247,298
4.61%, 04/25/2053(c)	281,000	250,105
Westpac Banking Corp. (Australia), 5.41%, 08/10/2033(c)	24,000	22,202
		24,398,082
Diversified Capital Markets–1.82%
Credit Suisse AG (Switzerland), 5.00%, 07/09/2027	405,000	360,848
Credit Suisse Group AG (Switzerland),
4.19%, 04/01/2031(b)(c)	280,000	212,521
9.02%, 11/15/2033(b)(c)	301,000	305,871
4.50%(b)(c)(d)	468,000	228,688
5.10%(b)(c)(d)	478,000	237,805
5.25%(b)(c)(d)	448,000	263,290
7.50%(b)(c)(d)	592,000	460,162
9.75%(b)(c)(d)	275,000	235,152
Macquarie Bank Ltd. (Australia), 6.13%(b)(c)(d)	530,000	447,746
OWL Rock Core Income Corp., 4.70%, 02/08/2027	149,000	134,905
UBS Group AG (Switzerland),
4.75%, 05/12/2028(b)(c)	296,000	284,555
4.38%(b)(c)(d)	258,000	191,888
		3,363,431
Diversified Chemicals–0.86%
Celanese US Holdings LLC,
5.90%, 07/05/2024	368,000	365,879
6.05%, 03/15/2025	393,000	391,240
6.17%, 07/15/2027	412,000	403,541
6.38%, 07/15/2032	297,000	283,271
OCP S.A. (Morocco), 5.13%, 06/23/2051(b)	200,000	145,298
		1,589,229
Diversified Metals & Mining–0.22%
FMG Resources August 2006 Pty. Ltd. (Australia), 4.38%, 04/01/2031(b)	105,000	88,583
Hudbay Minerals, Inc. (Canada), 6.13%, 04/01/2029(b)	86,000	77,102
South32 Treasury Ltd. (Australia), 4.35%, 04/14/2032(b)	191,000	165,959
Teck Resources Ltd. (Canada), 6.13%, 10/01/2035	78,000	77,983
		409,627
Diversified REITs–1.55%
CubeSmart L.P., 2.50%, 02/15/2032	77,000	59,305
iStar, Inc.,
4.75%, 10/01/2024	91,000	89,651
5.50%, 02/15/2026	32,000	31,987
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount	Value
Diversified REITs–(continued)
Trust Fibra Uno (Mexico),
5.25%, 12/15/2024(b)	$283,000	$277,762
5.25%, 01/30/2026(b)	764,000	711,983
4.87%, 01/15/2030(b)	360,000	299,389
6.39%, 01/15/2050(b)	1,180,000	892,479
VICI Properties L.P.,
4.75%, 02/15/2028	254,000	239,719
4.95%, 02/15/2030	254,000	240,451
5.13%, 05/15/2032	22,000	20,664
		2,863,390
Diversified Support Services–0.04%
Ritchie Bros. Auctioneers, Inc. (Canada), 5.38%, 01/15/2025(b)	82,000	80,858
Drug Retail–0.87%
CVS Pass-Through Trust,
6.04%, 12/10/2028	587,591	589,944
5.77%, 01/10/2033(b)	1,041,048	1,005,681
		1,595,625
Education Services–0.14%
Grand Canyon University, 3.25%, 10/01/2023	260,000	256,750
Electric Utilities–4.12%
Alfa Desarrollo S.p.A. (Chile), 4.55%, 09/27/2051(b)	200,267	147,198
American Electric Power Co., Inc.,
5.95%, 11/01/2032	164,000	173,562
3.88%, 02/15/2062(c)	583,000	451,660
Consolidated Edison Co. of New York, Inc., 6.15%, 11/15/2052	102,000	112,385
Duke Energy Corp.,
4.30%, 03/15/2028	183,000	176,484
5.00%, 08/15/2052	318,000	289,643
3.25%, 01/15/2082(c)	150,000	106,379
EDP Finance B.V. (Portugal), 6.30%, 10/11/2027(b)	204,000	207,934
Electricidad Firme de Mexico Holdings S.A. de C.V. (Mexico), 4.90%, 11/20/2026(b)	218,000	182,534
Electricite de France S.A. (France), 6.00%, 01/22/2114(b)	1,755,000	1,519,821
Enel Finance America LLC, 7.10%, 10/14/2027(b)	204,000	212,173
Enel Finance International N.V. (Italy),
6.80%, 10/14/2025(b)	212,000	219,691
2.88%, 07/12/2041(b)	305,000	185,796
FirstEnergy Corp., Series B, 4.40%, 07/15/2027	160,000	151,078
Interconexion Electrica S.A. ESP (Colombia), 3.83%, 11/26/2033(b)	201,000	159,165
Mercury Chile Holdco LLC (Chile), 6.50%, 01/24/2027(b)	317,000	280,941
NextEra Energy Capital Holdings, Inc.,
4.63%, 07/15/2027	393,000	390,137
5.00%, 07/15/2032	124,000	124,041
NRG Energy, Inc., 4.45%, 06/15/2029(b)	94,000	86,651
PacifiCorp, 5.35%, 12/01/2053	700,000	705,744
	Principal Amount	Value
Electric Utilities–(continued)
Southern Co. (The),
5.70%, 10/15/2032	$166,000	$170,913
Series B, 4.00%, 01/15/2051(c)	331,000	292,633
6.92% (3 mo. USD LIBOR + 3.63%), 03/15/2057(e)	600,000	597,000
Series 21-A, 3.75%, 09/15/2051(c)	143,000	115,065
Tampa Electric Co., 5.00%, 07/15/2052	127,000	119,544
Virginia Electric & Power Co.,
Series B, 3.75%, 05/15/2027	133,000	127,530
Series C, 4.63%, 05/15/2052	88,000	78,535
Vistra Operations Co. LLC,
5.50%, 09/01/2026(b)	50,000	48,451
5.63%, 02/15/2027(b)	29,000	28,088
5.00%, 07/31/2027(b)	55,000	51,691
4.38%, 05/01/2029(b)	96,000	85,997
		7,598,464
Electrical Components & Equipment–0.45%
Acuity Brands Lighting, Inc., 2.15%, 12/15/2030	131,000	101,903
CenterPoint Energy Houston Electric LLC, Series AJ, 4.85%, 10/01/2052	412,000	393,215
EnerSys, 4.38%, 12/15/2027(b)	141,000	125,769
Sensata Technologies B.V., 5.88%, 09/01/2030(b)	210,000	199,673
		820,560
Electronic Components–1.22%
Corning, Inc., 5.45%, 11/15/2079	2,351,000	2,097,572
Sensata Technologies, Inc., 3.75%, 02/15/2031(b)	176,000	146,634
		2,244,206
Electronic Equipment & Instruments–0.07%
Vontier Corp.,
2.40%, 04/01/2028	40,000	31,403
2.95%, 04/01/2031	146,000	105,573
		136,976
Electronic Manufacturing Services–0.02%
Jabil, Inc., 3.00%, 01/15/2031	40,000	32,798
Environmental & Facilities Services–0.06%
Covanta Holding Corp., 4.88%, 12/01/2029(b)	129,000	109,175
Financial Exchanges & Data–1.19%
B3 S.A. - Brasil, Bolsa, Balcao (Brazil), 4.13%, 09/20/2031(b)	434,000	356,422
Coinbase Global, Inc., 3.38%, 10/01/2028(b)	4,000	2,345
FactSet Research Systems, Inc., 3.45%, 03/01/2032	20,000	16,875
Intercontinental Exchange, Inc.,
4.00%, 09/15/2027	251,000	245,764
4.35%, 06/15/2029	193,000	189,844
4.60%, 03/15/2033	186,000	180,810
4.95%, 06/15/2052	255,000	245,354
5.20%, 06/15/2062	194,000	189,101
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount	Value
Financial Exchanges & Data–(continued)
Moody’s Corp.,
4.25%, 08/08/2032	$95,000	$89,557
2.75%, 08/19/2041	112,000	79,604
5.25%, 07/15/2044	326,000	317,200
3.75%, 02/25/2052	147,000	114,457
3.10%, 11/29/2061	244,000	159,793
		2,187,126
Food Distributors–0.09%
American Builders & Contractors Supply Co., Inc.,
4.00%, 01/15/2028(b)	86,000	77,925
3.88%, 11/15/2029(b)	117,000	96,701
		174,626
General Merchandise Stores–0.23%
Dollar General Corp.,
4.63%, 11/01/2027	118,000	117,103
5.00%, 11/01/2032	104,000	103,679
5.50%, 11/01/2052	209,000	212,352
		433,134
Health Care Equipment–0.22%
Alcon Finance Corp. (Switzerland),
5.38%, 12/06/2032(b)	200,000	201,683
5.75%, 12/06/2052(b)	200,000	202,756
		404,439
Health Care Facilities–0.70%
Encompass Health Corp., 4.50%, 02/01/2028	85,000	76,561
HCA, Inc.,
5.00%, 03/15/2024	618,000	615,704
5.38%, 02/01/2025	64,000	63,925
5.25%, 04/15/2025	30,000	29,959
5.88%, 02/15/2026	71,000	71,616
5.38%, 09/01/2026	18,000	17,934
3.50%, 09/01/2030	196,000	168,801
Tenet Healthcare Corp.,
4.88%, 01/01/2026(b)	174,000	165,385
6.13%, 06/15/2030(b)	76,000	72,108
		1,281,993
Health Care REITs–0.24%
CTR Partnership L.P./CareTrust Capital Corp., 3.88%, 06/30/2028(b)	89,000	76,175
Diversified Healthcare Trust,
4.75%, 05/01/2024	43,000	37,652
9.75%, 06/15/2025	40,000	38,601
4.38%, 03/01/2031	45,000	31,389
MPT Operating Partnership L.P./MPT Finance Corp., 4.63%, 08/01/2029	110,000	86,676
Omega Healthcare Investors, Inc., 3.25%, 04/15/2033	226,000	165,913
		436,406
Health Care Services–0.39%
Cigna Corp., 4.80%, 08/15/2038	30,000	28,347
Community Health Systems, Inc.,
5.25%, 05/15/2030(b)	63,000	48,121
4.75%, 02/15/2031(b)	42,000	30,826
	Principal Amount	Value
Health Care Services–(continued)
DaVita, Inc., 3.75%, 02/15/2031(b)	$56,000	$41,245
Piedmont Healthcare, Inc.,
Series 2032, 2.04%, 01/01/2032	125,000	97,805
Series 2042, 2.72%, 01/01/2042	121,000	84,936
2.86%, 01/01/2052	138,000	86,380
Providence St. Joseph Health Obligated Group, Series 21-A, 2.70%, 10/01/2051	367,000	221,710
Select Medical Corp., 6.25%, 08/15/2026(b)	85,000	82,399
		721,769
Health Care Supplies–0.06%
Medline Borrower L.P., 3.88%, 04/01/2029(b)	122,000	105,028
Home Improvement Retail–0.88%
Home Depot, Inc. (The),
4.50%, 09/15/2032	149,000	148,081
4.95%, 09/15/2052	152,000	150,661
Lowe’s Cos., Inc.,
5.00%, 04/15/2033	556,000	553,609
5.63%, 04/15/2053	416,000	417,207
5.80%, 09/15/2062	346,000	344,120
		1,613,678
Homebuilding–0.46%
M.D.C. Holdings, Inc.,
3.85%, 01/15/2030	511,000	412,835
6.00%, 01/15/2043	456,000	370,785
3.97%, 08/06/2061	111,000	61,427
		845,047
Hotel & Resort REITs–0.04%
Service Properties Trust, 4.38%, 02/15/2030	108,000	75,962
Hotels, Resorts & Cruise Lines–0.18%
Carnival Corp., 5.75%, 03/01/2027(b)	25,000	18,625
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/2028(b)	80,000	83,422
Expedia Group, Inc., 4.63%, 08/01/2027	238,000	230,099
		332,146
Household Products–0.10%
Colgate-Palmolive Co., 3.10%, 08/15/2027	106,000	101,597
Prestige Brands, Inc., 3.75%, 04/01/2031(b)	98,000	82,915
		184,512
Housewares & Specialties–0.01%
Newell Brands, Inc., 6.38%, 09/15/2027	15,000	14,888
Hypermarkets & Super Centers–0.26%
Walmart, Inc.,
4.15%, 09/09/2032	259,000	256,362
4.50%, 09/09/2052	224,000	218,740
		475,102
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount	Value
Independent Power Producers & Energy Traders–0.48%
AES Corp. (The), 2.45%, 01/15/2031	$98,000	$77,955
Calpine Corp., 3.75%, 03/01/2031(b)	242,000	199,689
Clearway Energy Operating LLC, 4.75%, 03/15/2028(b)	97,000	89,751
EnfraGen Energia Sur S.A./EnfraGen Spain S.A./Prime Energia S.p.A. (Colombia), 5.38%, 12/30/2030(b)	376,000	249,947
TransAlta Corp. (Canada), 7.75%, 11/15/2029	162,000	166,636
Vistra Corp., 7.00%(b)(c)(d)	107,000	95,846
		879,824
Industrial Conglomerates–0.50%
Bidvest Group UK PLC (The) (South Africa), 3.63%, 09/23/2026(b)	234,000	209,500
Honeywell International, Inc., 5.00%, 02/15/2033	692,000	712,918
		922,418
Industrial Machinery–0.28%
EnPro Industries, Inc., 5.75%, 10/15/2026	167,000	162,474
Flowserve Corp., 2.80%, 01/15/2032	62,000	46,455
Mueller Water Products, Inc., 4.00%, 06/15/2029(b)	87,000	74,927
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	11,000	9,647
Weir Group PLC (The) (United Kingdom), 2.20%, 05/13/2026(b)	246,000	217,603
		511,106
Industrial REITs–0.25%
LXP Industrial Trust, 2.38%, 10/01/2031	74,000	56,385
Prologis L.P., 4.63%, 01/15/2033	406,000	397,516
		453,901
Insurance Brokers–0.17%
Marsh & McLennan Cos., Inc., 6.25%, 11/01/2052	114,000	127,637
Willis North America, Inc., 4.65%, 06/15/2027	190,000	184,712
		312,349
Integrated Oil & Gas–1.57%
BP Capital Markets America, Inc.,
3.06%, 06/17/2041	200,000	152,968
2.94%, 06/04/2051	85,000	58,185
3.00%, 03/17/2052	183,000	125,404
BP Capital Markets PLC (United Kingdom), 4.38%(c)(d)	328,000	312,830
Occidental Petroleum Corp.,
8.50%, 07/15/2027	15,000	16,369
6.13%, 01/01/2031	193,000	196,049
6.20%, 03/15/2040	104,000	101,789
Petroleos Mexicanos (Mexico),
8.75%, 06/02/2029	419,000	389,322
6.70%, 02/16/2032	263,000	203,824
Petronas Capital Ltd. (Malaysia),
2.48%, 01/28/2032(b)	291,000	242,301
3.40%, 04/28/2061(b)	550,000	391,755
	Principal Amount	Value
Integrated Oil & Gas–(continued)
Qatar Energy (Qatar), 3.30%, 07/12/2051(b)	$273,000	$199,293
Saudi Arabian Oil Co. (Saudi Arabia), 4.38%, 04/16/2049(b)	346,000	301,634
Shell International Finance B.V. (Netherlands),
2.88%, 11/26/2041	89,000	66,384
3.00%, 11/26/2051	193,000	136,360
		2,894,467
Integrated Telecommunication Services–2.49%
Altice France S.A. (France),
5.13%, 07/15/2029(b)	200,000	157,828
5.50%, 10/15/2029(b)	55,000	44,173
AT&T, Inc., 3.55%, 09/15/2055	2,619,000	1,841,087
British Telecommunications PLC (United Kingdom), 4.25%, 11/23/2081(b)(c)	470,000	397,390
IHS Holding Ltd. (Nigeria),
5.63%, 11/29/2026(b)	206,000	163,708
6.25%, 11/29/2028(b)	200,000	155,570
Iliad Holding S.A.S. (France), 6.50%, 10/15/2026(b)	250,000	238,134
Level 3 Financing, Inc., 3.75%, 07/15/2029(b)	220,000	159,383
Telefonica Emisiones S.A. (Spain), 7.05%, 06/20/2036	896,000	940,665
Verizon Communications, Inc.,
2.55%, 03/21/2031	64,000	53,427
2.65%, 11/20/2040	81,000	56,163
3.40%, 03/22/2041	88,000	67,658
3.00%, 11/20/2060	285,000	176,324
3.70%, 03/22/2061	188,000	135,293
		4,586,803
Interactive Home Entertainment–0.26%
Electronic Arts, Inc., 2.95%, 02/15/2051	149,000	101,628
ROBLOX Corp., 3.88%, 05/01/2030(b)	247,000	202,418
Take-Two Interactive Software, Inc., 4.00%, 04/14/2032	190,000	169,394
		473,440
Interactive Media & Services–1.37%
Baidu, Inc. (China),
3.08%, 04/07/2025	210,000	197,093
1.72%, 04/09/2026	210,000	185,645
Match Group Holdings II LLC,
4.63%, 06/01/2028(b)	133,000	119,169
3.63%, 10/01/2031(b)	5,000	3,826
Meta Platforms, Inc.,
3.85%, 08/15/2032(b)	269,000	240,907
4.45%, 08/15/2052(b)	464,000	381,963
4.65%, 08/15/2062(b)	356,000	292,062
Tencent Holdings Ltd. (China),
1.81%, 01/26/2026(b)	200,000	180,494
3.60%, 01/19/2028(b)	620,000	567,388
3.93%, 01/19/2038(b)	448,000	350,896
		2,519,443
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount	Value
Internet & Direct Marketing Retail–0.88%
Alibaba Group Holding Ltd. (China), 3.15%, 02/09/2051	$336,000	$214,020
Amazon.com, Inc., 4.70%, 12/01/2032	856,000	864,249
Meituan (China), 2.13%, 10/28/2025(b)	400,000	358,721
Prosus N.V. (China), 3.26%, 01/19/2027(b)	200,000	175,970
		1,612,960
Internet Services & Infrastructure–0.23%
Cogent Communications Group, Inc., 7.00%, 06/15/2027(b)	83,000	81,016
Twilio, Inc.,
3.63%, 03/15/2029	196,000	163,832
3.88%, 03/15/2031	117,000	94,906
VeriSign, Inc., 2.70%, 06/15/2031	97,000	79,589
		419,343
Investment Banking & Brokerage–2.69%
Brookfield Finance I (UK) PLC (Canada), 2.34%, 01/30/2032	20,000	15,564
Charles Schwab Corp. (The),
4.88% (SOFR + 1.05%), 03/03/2027(e)	299,000	290,607
2.90%, 03/03/2032	80,000	68,719
5.00%(c)(d)	196,000	176,484
Series E, 8.08% (3 mo. USD LIBOR + 3.32%)(d)(e)	668,000	668,000
Goldman Sachs Group, Inc. (The),
4.01% (SOFR + 0.81%), 03/09/2027(e)	606,000	577,663
4.62% (SOFR + 0.92%), 10/21/2027(e)	114,000	107,970
4.95% (SOFR + 1.12%), 02/24/2028(e)	118,000	112,760
3.62%, 03/15/2028(c)	331,000	308,047
2.65%, 10/21/2032(c)	144,000	115,766
3.10%, 02/24/2033(c)	103,000	85,622
6.75%, 10/01/2037	242,000	259,658
3.44%, 02/24/2043(c)	122,000	92,657
4.80%, 07/08/2044	811,000	741,163
Series T, 3.80%(c)(d)	15,000	11,884
Series V, 4.13%(c)(d)	194,000	158,352
JAB Holdings B.V. (Austria), 4.50%, 04/08/2052(b)	637,000	429,837
Jefferies Financial Group, Inc., 4.15%, 01/23/2030	30,000	26,722
Morgan Stanley,
3.62%, 04/01/2031(c)	230,000	205,248
2.51%, 10/20/2032(c)	89,000	70,851
National Securities Clearing Corp., 5.10%, 11/21/2027(b)	327,000	331,353
Raymond James Financial, Inc., 3.75%, 04/01/2051	130,000	95,962
		4,950,889
IT Consulting & Other Services–0.15%
DXC Technology Co., 2.38%, 09/15/2028	141,000	120,948
	Principal Amount	Value
IT Consulting & Other Services–(continued)
Gartner, Inc.,
4.50%, 07/01/2028(b)	$95,000	$89,555
3.63%, 06/15/2029(b)	51,000	44,727
3.75%, 10/01/2030(b)	29,000	25,127
		280,357
Life & Health Insurance–2.71%
American Equity Investment Life Holding Co., 5.00%, 06/15/2027	240,000	229,421
Athene Holding Ltd.,
4.13%, 01/12/2028	675,000	617,771
6.15%, 04/03/2030	330,000	333,590
3.45%, 05/15/2052	150,000	93,979
Brighthouse Financial, Inc., 4.70%, 06/22/2047	14,000	10,428
Delaware Life Global Funding, Series 21-1, 2.66%, 06/29/2026(b)	1,080,000	969,883
GA Global Funding Trust, 2.90%, 01/06/2032(b)	371,000	294,912
Lincoln National Corp., Series C, 9.25%(c)(d)	212,000	223,130
MAG Mutual Holding Co., 4.75%, 04/30/2041(f)	1,039,000	841,933
MetLife, Inc., 5.00%, 07/15/2052	122,000	118,240
Nationwide Financial Services, Inc., 3.90%, 11/30/2049(b)	246,000	175,443
Pacific Life Global Funding II,
4.31% (SOFR + 0.80%), 03/30/2025(b)(e)	348,000	341,144
4.45% (SOFR + 0.62%), 06/04/2026(b)(e)	158,000	150,527
Prudential Financial, Inc.,
3.91%, 12/07/2047	338,000	271,591
6.00%, 09/01/2052(c)	299,000	276,200
Sammons Financial Group, Inc., 4.75%, 04/08/2032(b)	65,000	54,936
		5,003,128
Life Sciences Tools & Services–0.07%
Thermo Fisher Scientific, Inc., 4.95%, 11/21/2032	119,000	122,027
Managed Health Care–1.71%
Centene Corp.,
4.25%, 12/15/2027	93,000	87,440
4.63%, 12/15/2029	88,000	81,940
3.38%, 02/15/2030	154,000	131,376
2.50%, 03/01/2031	145,000	114,782
Elevance Health, Inc.,
5.50%, 10/15/2032	140,000	144,653
6.10%, 10/15/2052	100,000	109,004
Kaiser Foundation Hospitals,
Series 2021, 2.81%, 06/01/2041	280,000	206,698
3.00%, 06/01/2051	295,000	205,149
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount	Value
Managed Health Care–(continued)
UnitedHealth Group, Inc.,
3.70%, 05/15/2027	$171,000	$165,907
5.25%, 02/15/2028	323,000	332,451
5.30%, 02/15/2030	549,000	567,384
5.35%, 02/15/2033	473,000	492,861
5.88%, 02/15/2053	236,000	261,530
6.05%, 02/15/2063	217,000	243,849
		3,145,024
Metal & Glass Containers–0.04%
Ball Corp., 5.25%, 07/01/2025	70,000	69,860
Movies & Entertainment–0.39%
Netflix, Inc.,
5.88%, 11/15/2028	93,000	94,182
5.38%, 11/15/2029(b)	26,000	25,558
Tencent Music Entertainment Group (China),
1.38%, 09/03/2025	210,000	185,573
2.00%, 09/03/2030	235,000	172,413
Warnermedia Holdings, Inc., 4.28%, 03/15/2032(b)	25,000	21,251
WMG Acquisition Corp.,
3.75%, 12/01/2029(b)	140,000	121,004
3.00%, 02/15/2031(b)	119,000	98,807
		718,788
Multi-line Insurance–0.45%
Massachusetts Mutual Life Insurance Co., 5.67%, 12/01/2052(b)	110,000	110,476
Nationwide Mutual Insurance Co., 4.95%, 04/22/2044(b)	830,000	714,738
		825,214
Multi-Utilities–0.54%
Algonquin Power & Utilities Corp. (Canada), 4.75%, 01/18/2082(c)	353,000	290,124
Ameren Illinois Co., 5.90%, 12/01/2052	112,000	122,422
Dominion Energy, Inc., 5.38%, 11/15/2032	578,000	578,519
		991,065
Office REITs–0.51%
Alexandria Real Estate Equities, Inc.,
3.95%, 01/15/2027	350,000	335,560
2.95%, 03/15/2034	19,000	15,439
Office Properties Income Trust,
4.50%, 02/01/2025	436,000	386,478
2.65%, 06/15/2026	58,000	43,288
2.40%, 02/01/2027	213,000	154,019
		934,784
Oil & Gas Drilling–0.21%
Nabors Industries, Inc., 7.38%, 05/15/2027(b)	85,000	82,768
Precision Drilling Corp. (Canada),
7.13%, 01/15/2026(b)	17,000	16,674
6.88%, 01/15/2029(b)	67,000	63,417
Rockies Express Pipeline LLC,
4.95%, 07/15/2029(b)	37,000	33,338
4.80%, 05/15/2030(b)	70,000	59,678
6.88%, 04/15/2040(b)	57,000	47,557
	Principal Amount	Value
Oil & Gas Drilling–(continued)
Valaris Ltd.,
12.00% PIK Rate, 8.25% Cash Rate, 04/30/2028(b)(g)	$31,000	$30,754
Series 1145, 12.00% PIK Rate, 8.25% Cash Rate, 04/30/2028(g)	48,000	47,619
		381,805
Oil & Gas Equipment & Services–0.27%
Enerflex Ltd. (Canada), 9.00%, 10/15/2027(b)	262,000	259,150
Petrofac Ltd. (United Kingdom), 9.75%, 11/15/2026(b)	256,000	153,101
USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 09/01/2027	82,000	78,422
		490,673
Oil & Gas Exploration & Production–1.82%
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(b)	176,000	175,348
Apache Corp., 7.75%, 12/15/2029	149,000	153,907
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.00%, 11/01/2026(b)	80,000	78,530
Callon Petroleum Co., 8.00%, 08/01/2028(b)	84,000	83,087
Cameron LNG LLC,
3.30%, 01/15/2035(b)	206,000	170,668
3.40%, 01/15/2038(b)	420,000	353,956
CNX Resources Corp., 7.38%, 01/15/2031(b)	184,000	184,320
Comstock Resources, Inc., 6.75%, 03/01/2029(b)	85,000	83,114
Diamondback Energy, Inc.,
6.25%, 03/15/2033	11,000	11,393
6.25%, 03/15/2053	563,000	567,075
EQT Corp., 5.70%, 04/01/2028	118,000	118,028
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates),
2.16%, 03/31/2034(b)	274,624	232,653
2.94%, 09/30/2040(b)	424,306	340,065
Gazprom PJSC Via Gaz Finance PLC (Russia), 2.95%, 01/27/2029(b)	415,000	288,425
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.25%, 11/01/2028(b)	31,000	29,557
6.00%, 04/15/2030(b)	109,000	100,361
6.25%, 04/15/2032(b)	66,000	60,633
Murphy Oil Corp.,
6.38%, 07/15/2028	85,000	83,978
6.13%, 12/01/2042	30,000	23,441
Uzbekneftegaz JSC (Uzbekistan), 4.75%, 11/16/2028(b)	278,000	219,099
		3,357,638
Oil & Gas Refining & Marketing–0.03%
Parkland Corp. (Canada), 4.50%, 10/01/2029(b)	69,000	58,227
Oil & Gas Storage & Transportation–4.31%
Boardwalk Pipelines L.P., 3.60%, 09/01/2032	78,000	65,490
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 8.00%, 04/01/2029(b)	$171,000	$172,595
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(b)	91,000	84,457
El Paso Natural Gas Co. LLC, 8.38%, 06/15/2032	113,000	130,160
Enbridge, Inc. (Canada),
4.46% (SOFR + 0.63%), 02/16/2024(e)	58,000	57,443
3.40%, 08/01/2051	71,000	50,173
7.38%, 01/15/2083(c)	365,000	354,409
7.63%, 01/15/2083(c)	276,000	270,266
Energy Transfer L.P.,
5.88%, 01/15/2024	85,000	85,351
5.00%, 05/15/2050	251,000	207,263
Enterprise Products Operating LLC,
Series D, 6.88%, 03/01/2033	81,000	89,786
7.63% (3 mo. USD LIBOR + 2.99%), 08/16/2077(e)	222,000	203,897
4.80%, 02/01/2049	238,000	210,130
4.20%, 01/31/2050	262,000	209,257
3.30%, 02/15/2053	101,000	69,457
EQM Midstream Partners L.P.,
7.50%, 06/01/2027(b)	28,000	28,328
6.50%, 07/01/2027(b)	69,000	67,027
7.50%, 06/01/2030(b)	30,000	30,300
4.75%, 01/15/2031(b)	48,000	40,467
Genesis Energy L.P./Genesis Energy Finance Corp.,
6.25%, 05/15/2026	42,000	38,996
8.00%, 01/15/2027	80,000	76,460
7.75%, 02/01/2028	52,000	49,711
Global Partners L.P./GLP Finance Corp., 7.00%, 08/01/2027	88,000	83,529
Hess Midstream Operations L.P., 5.63%, 02/15/2026(b)	124,000	122,059
Holly Energy Partners L.P./Holly Energy Finance Corp., 6.38%, 04/15/2027(b)	84,000	82,324
Kinder Morgan, Inc.,
7.80%, 08/01/2031	204,000	230,258
4.80%, 02/01/2033	606,000	570,302
5.45%, 08/01/2052	599,000	548,969
Kinetik Holdings L.P., 5.88%, 06/15/2030(b)	96,000	90,346
MPLX L.P.,
4.80%, 02/15/2029	255,000	245,627
4.70%, 04/15/2048	290,000	234,796
5.50%, 02/15/2049	405,000	364,611
4.95%, 03/14/2052	404,000	336,800
Northern Natural Gas Co., 3.40%, 10/16/2051(b)	94,000	65,090
ONEOK Partners L.P., 6.85%, 10/15/2037	283,000	291,245
ONEOK, Inc.,
6.35%, 01/15/2031	452,000	465,740
6.10%, 11/15/2032	146,000	148,789
	Principal Amount	Value
Oil & Gas Storage & Transportation–(continued)
Plains All American Pipeline L.P., Series B, 8.72% (3 mo. USD LIBOR + 4.11%)(d)(e)	$36,000	$31,590
Plains All American Pipeline L.P./PAA Finance Corp., 3.55%, 12/15/2029	40,000	34,897
Sabine Pass Liquefaction LLC, 5.90%, 09/15/2037(b)	247,000	250,269
Sunoco L.P./Sunoco Finance Corp., 5.88%, 03/15/2028	86,000	82,360
Targa Resources Corp.,
5.20%, 07/01/2027	258,000	254,794
6.25%, 07/01/2052	264,000	255,596
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
5.00%, 01/15/2028	33,000	31,300
5.50%, 03/01/2030	11,000	10,533
Venture Global Calcasieu Pass LLC, 3.88%, 11/01/2033(b)	158,000	128,770
Williams Cos., Inc. (The),
4.55%, 06/24/2024	67,000	66,330
2.60%, 03/15/2031	185,000	152,387
4.65%, 08/15/2032	60,000	56,897
3.50%, 10/15/2051	156,000	110,598
		7,938,229
Other Diversified Financial Services–1.91%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 4.50%, 09/15/2023 DAC	323,000	319,088
Avolon Holdings Funding Ltd. (Ireland),
4.25%, 04/15/2026(b)	149,000	135,281
2.75%, 02/21/2028(b)	52,000	41,895
Blackstone Holdings Finance Co. LLC, 6.20%, 04/22/2033(b)	614,000	635,307
Corebridge Financial, Inc., 6.88%, 12/15/2052(b)(c)	341,000	313,923
Jackson Financial, Inc.,
5.17%, 06/08/2027	169,000	165,718
5.67%, 06/08/2032	216,000	205,440
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/2029(b)	90,000	79,121
Pershing Square Holdings Ltd.,
3.25%, 11/15/2030(b)	1,000,000	780,705
3.25%, 10/01/2031(b)	1,000,000	751,765
Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(b)	107,000	90,150
		3,518,393
Packaged Foods & Meats–0.53%
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.63%, 01/15/2032(b)	247,000	204,074
Minerva Luxembourg S.A. (Brazil), 4.38%, 03/18/2031(b)	943,000	775,210
		979,284
Paper Packaging–0.05%
Berry Global, Inc., 1.65%, 01/15/2027	102,000	86,142
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount	Value
Paper Products–0.13%
Suzano Austria GmbH (Brazil),
2.50%, 09/15/2028	$121,000	$101,023
Series DM3N, 3.13%, 01/15/2032	181,000	141,581
		242,604
Pharmaceuticals–0.12%
Bausch Health Cos., Inc., 4.88%, 06/01/2028(b)	131,000	80,408
Mayo Clinic, Series 2021, 3.20%, 11/15/2061	219,000	146,849
		227,257
Property & Casualty Insurance–0.65%
Fairfax Financial Holdings Ltd. (Canada),
4.85%, 04/17/2028	347,000	328,224
5.63%, 08/16/2032(b)	376,000	353,891
Fidelity National Financial, Inc., 2.45%, 03/15/2031	155,000	119,372
Liberty Mutual Group, Inc., 5.50%, 06/15/2052(b)	250,000	225,540
Stewart Information Services Corp., 3.60%, 11/15/2031	229,000	177,697
		1,204,724
Railroads–1.21%
CSX Corp., 4.50%, 11/15/2052	391,000	350,545
Empresa de los Ferrocarriles del Estado (Chile), 3.83%, 09/14/2061(b)	240,000	158,819
Norfolk Southern Corp.,
3.40%, 11/01/2049	115,000	85,647
4.55%, 06/01/2053	152,000	135,454
TTX Co., 5.65%, 12/01/2052(b)	271,000	280,645
Union Pacific Corp.,
2.80%, 02/14/2032	13,000	11,333
4.50%, 01/20/2033	413,000	407,065
4.95%, 09/09/2052	407,000	400,268
5.15%, 01/20/2063	417,000	409,678
		2,239,454
Real Estate Development–0.34%
Agile Group Holdings Ltd. (China),
5.50%, 04/21/2025(b)	204,000	79,844
6.05%, 10/13/2025(b)	200,000	77,648
Essential Properties L.P., 2.95%, 07/15/2031	198,000	144,120
Logan Group Co. Ltd. (China), 4.25%, 07/12/2025(b)	200,000	24,726
Piedmont Operating Partnership L.P., 3.15%, 08/15/2030	167,000	129,834
Sino-Ocean Land Treasure Finance I Ltd. (China), 6.00%, 07/30/2024(b)	239,000	103,783
Sino-Ocean Land Treasure IV Ltd. (China), 3.25%, 05/05/2026(b)	200,000	75,866
		635,821
Regional Banks–2.11%
Citizens Financial Group, Inc.,
3.25%, 04/30/2030	35,000	30,827
5.64%, 05/21/2037(c)	289,000	270,736
Series G, 4.00%(c)(d)	290,000	234,610
	Principal Amount	Value
Regional Banks–(continued)
Fifth Third Bancorp,
2.55%, 05/05/2027	$107,000	$96,454
4.77%, 07/28/2030(c)	338,000	320,999
4.34%, 04/25/2033(c)	179,000	163,031
Huntington Bancshares, Inc., 4.44%, 08/04/2028(c)	166,000	157,803
KeyCorp, 4.79%, 06/01/2033(c)	135,000	128,147
PNC Financial Services Group, Inc. (The),
4.63%, 06/06/2033(c)	470,000	436,758
Series U, 6.00%(c)(d)	377,000	355,323
SVB Financial Group,
Series D, 4.25%(c)(d)	582,000	384,106
Series E, 4.70%(c)(d)	351,000	229,730
Truist Financial Corp.,
4.12%, 06/06/2028(c)	237,000	226,453
4.92%, 07/28/2033(c)	616,000	580,240
6.12%, 10/28/2033(c)	268,000	282,635
		3,897,852
Reinsurance–0.69%
Global Atlantic Fin Co.,
4.40%, 10/15/2029(b)	936,000	788,045
3.13%, 06/15/2031(b)	99,000	72,994
4.70%, 10/15/2051(b)(c)	549,000	406,805
		1,267,844
Renewable Electricity–0.15%
Adani Green Energy Ltd. (India), 4.38%, 09/08/2024(b)	298,000	270,435
Research & Consulting Services–0.04%
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029(b)	87,000	74,955
Residential REITs–0.34%
American Homes 4 Rent L.P., 3.63%, 04/15/2032	202,000	171,348
AvalonBay Communities, Inc., 5.00%, 02/15/2033	101,000	101,118
Invitation Homes Operating Partnership L.P.,
2.30%, 11/15/2028	11,000	9,106
2.70%, 01/15/2034	115,000	84,860
Spirit Realty L.P.,
3.40%, 01/15/2030	260,000	215,475
2.70%, 02/15/2032	55,000	41,165
		623,072
Restaurants–0.64%
1011778 BC ULC/New Red Finance, Inc. (Canada),
3.88%, 01/15/2028(b)	90,000	80,419
4.00%, 10/15/2030(b)	254,000	214,268
Aramark Services, Inc., 5.00%, 04/01/2025(b)	87,000	84,960
Arcos Dorados B.V. (Brazil), 6.13%, 05/27/2029(b)	285,000	273,004
McDonald’s Corp., 5.15%, 09/09/2052	367,000	363,482
Papa John’s International, Inc., 3.88%, 09/15/2029(b)	91,000	76,193
Yum! Brands, Inc., 5.38%, 04/01/2032	86,000	79,875
		1,172,201
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount	Value
Retail REITs–0.64%
Agree L.P.,
4.80%, 10/01/2032	$160,000	$147,465
2.60%, 06/15/2033	39,000	29,745
Brixmor Operating Partnership L.P., 4.05%, 07/01/2030	223,000	195,093
Kimco Realty Corp., 2.25%, 12/01/2031	13,000	10,054
Kite Realty Group Trust, 4.75%, 09/15/2030	210,000	186,728
National Retail Properties, Inc., 3.50%, 04/15/2051	191,000	130,838
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/2026(b)	42,000	40,502
Realty Income Corp., 5.63%, 10/13/2032	210,000	217,148
Regency Centers L.P., 4.13%, 03/15/2028	238,000	221,960
		1,179,533
Semiconductor Equipment–0.21%
Entegris Escrow Corp.,
4.75%, 04/15/2029(b)	88,000	79,757
5.95%, 06/15/2030(b)	102,000	95,406
KLA Corp., 4.95%, 07/15/2052	194,000	187,517
NXP B.V./NXP Funding LLC/NXP USA, Inc. (China), 3.40%, 05/01/2030	35,000	30,466
		393,146
Semiconductors–1.04%
Broadcom, Inc.,
2.45%, 02/15/2031(b)	10,000	7,900
4.30%, 11/15/2032	358,000	318,996
3.47%, 04/15/2034(b)	336,000	267,044
3.14%, 11/15/2035(b)	218,000	161,750
3.19%, 11/15/2036(b)	414,000	301,960
Marvell Technology, Inc., 2.95%, 04/15/2031	22,000	17,996
Micron Technology, Inc.,
4.98%, 02/06/2026	229,000	226,640
4.19%, 02/15/2027	547,000	523,321
2.70%, 04/15/2032	107,000	82,812
Skyworks Solutions, Inc., 3.00%, 06/01/2031	13,000	10,189
		1,918,608
Soft Drinks–0.32%
Coca-Cola Icecek A.S. (Turkey), 4.50%, 01/20/2029(b)	545,000	461,955
PepsiCo, Inc.,
3.90%, 07/18/2032	78,000	74,948
4.20%, 07/18/2052	65,000	60,871
		597,774
Sovereign Debt–2.21%
Bahamas Government International Bond (Bahamas), 9.00%, 06/16/2029(b)	591,000	488,022
Banque Ouest Africaine de Developpement (Supranational), 5.00%, 07/27/2027(b)	200,000	186,070
Bermuda Government International Bond (Bermuda), 5.00%, 07/15/2032(b)	200,000	193,012
	Principal Amount	Value
Sovereign Debt–(continued)
China Government International Bond (China), 2.50%, 10/26/2051(b)	$504,000	$349,963
Colombia Government International Bond (Colombia), 8.00%, 04/20/2033	200,000	197,955
Dominican Republic International Bond (Dominican Republic), 5.30%, 01/21/2041(b)	215,000	164,617
Egypt Government International Bond (Egypt),
5.88%, 02/16/2031(b)	262,000	186,262
7.50%, 02/16/2061(b)	306,000	195,860
Guatemala Government Bond (Guatemala), 3.70%, 10/07/2033(b)	258,000	212,205
Indonesia Government International Bond (Indonesia), 3.20%, 09/23/2061	277,000	193,805
Mexico Government International Bond (Mexico),
3.50%, 02/12/2034	247,000	205,298
4.40%, 02/12/2052	394,000	304,041
Morocco Government International Bond (Morocco), 4.00%, 12/15/2050(b)	230,000	157,764
Oman Government International Bond (Oman), 6.25%, 01/25/2031(b)	200,000	199,842
Panama Government International Bond (Panama), 6.40%, 02/14/2035	210,000	219,033
Perusahaan Penerbit SBSN Indonesia III (Indonesia), 3.55%, 06/09/2051(b)	272,000	207,280
UAE International Government Bond (United Arab Emirates),
2.88%, 10/19/2041(b)	247,000	187,917
3.25%, 10/19/2061(b)	306,000	224,293
		4,073,239
Specialized Consumer Services–0.08%
Carriage Services, Inc., 4.25%, 05/15/2029(b)	200,000	150,300
Specialized Finance–0.67%
Blackstone Private Credit Fund,
1.75%, 09/15/2024	82,000	76,137
7.05%, 09/29/2025(b)	190,000	190,507
2.63%, 12/15/2026	27,000	22,956
3.25%, 03/15/2027	33,000	28,455
Mitsubishi HC Capital, Inc. (Japan), 3.64%, 04/13/2025(b)	682,000	653,373
National Rural Utilities Cooperative Finance Corp.,
2.75%, 04/15/2032	121,000	101,057
5.80%, 01/15/2033	160,000	168,715
		1,241,200
Specialized REITs–0.59%
American Tower Corp.,
2.70%, 04/15/2031	213,000	176,031
4.05%, 03/15/2032	121,000	110,139
3.10%, 06/15/2050	229,000	151,749
Crown Castle, Inc., 2.50%, 07/15/2031	104,000	84,950
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount	Value
Specialized REITs–(continued)
EPR Properties,
4.75%, 12/15/2026	$91,000	$81,232
3.60%, 11/15/2031	151,000	110,826
Extra Space Storage L.P.,
2.55%, 06/01/2031	124,000	97,854
2.35%, 03/15/2032	74,000	56,352
Life Storage L.P., 2.40%, 10/15/2031	127,000	98,129
SBA Communications Corp.,
3.88%, 02/15/2027	43,000	39,753
3.13%, 02/01/2029	95,000	79,414
		1,086,429
Specialty Chemicals–0.68%
Braskem Idesa S.A.P.I. (Mexico), 6.99%, 02/20/2032(b)	510,000	362,105
Rayonier A.M. Products, Inc., 7.63%, 01/15/2026(b)	87,000	82,098
Sasol Financing USA LLC (South Africa),
4.38%, 09/18/2026	353,000	320,743
5.50%, 03/18/2031	591,000	491,221
		1,256,167
Specialty Stores–0.12%
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 02/15/2028(b)	250,000	228,700
Steel–0.57%
ArcelorMittal S.A. (Luxembourg),
6.55%, 11/29/2027	610,000	615,611
6.80%, 11/29/2032	357,000	361,100
SunCoke Energy, Inc., 4.88%, 06/30/2029(b)	90,000	76,398
		1,053,109
Systems Software–1.29%
Camelot Finance S.A., 4.50%, 11/01/2026(b)	259,000	245,869
Crowdstrike Holdings, Inc., 3.00%, 02/15/2029	359,000	299,295
Oracle Corp.,
6.25%, 11/09/2032	1,005,000	1,061,456
3.60%, 04/01/2050	445,000	310,306
6.90%, 11/09/2052	413,000	458,225
VMware, Inc., 2.20%, 08/15/2031	13,000	9,933
		2,385,084
Technology Distributors–0.19%
Avnet, Inc., 4.63%, 04/15/2026	371,000	357,930
Technology Hardware, Storage & Peripherals–0.48%
Apple, Inc.,
3.35%, 08/08/2032	212,000	195,915
2.65%, 05/11/2050	163,000	112,940
3.95%, 08/08/2052	298,000	261,559
4.10%, 08/08/2062	357,000	310,207
		880,621
Thrifts & Mortgage Finance–0.01%
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.88%, 10/15/2026(b)	24,000	20,494
	Principal Amount	Value
Tobacco–0.26%
Philip Morris International, Inc.,
5.13%, 11/17/2027	$272,000	$272,713
5.63%, 11/17/2029	28,000	28,495
5.75%, 11/17/2032	170,000	175,193
		476,401
Trading Companies & Distributors–0.98%
AerCap Global Aviation Trust (Ireland), 6.50%, 06/15/2045(b)(c)	1,208,000	1,118,051
Air Lease Corp.,
3.00%, 09/15/2023	168,000	164,736
5.85%, 12/15/2027	279,000	277,251
Aircastle Ltd., 5.00%, 04/01/2023	85,000	84,720
Fortress Transportation and Infrastructure Investors LLC, 5.50%, 05/01/2028(b)	183,000	159,442
		1,804,200
Trucking–1.49%
Aviation Capital Group LLC,
4.13%, 08/01/2025(b)	559,000	519,317
3.50%, 11/01/2027(b)	782,000	676,769
Penske Truck Leasing Co. L.P./PTL Finance Corp., 4.40%, 07/01/2027(b)	85,000	80,940
Ryder System, Inc., 4.30%, 06/15/2027	125,000	117,791
SMBC Aviation Capital Finance DAC (Ireland),
4.13%, 07/15/2023(b)	552,000	545,599
1.90%, 10/15/2026(b)	205,000	173,826
Triton Container International Ltd. (Bermuda),
2.05%, 04/15/2026(b)	470,000	408,849
3.15%, 06/15/2031(b)	252,000	198,960
Uber Technologies, Inc., 4.50%, 08/15/2029(b)	30,000	26,172
		2,748,223
Wireless Telecommunication Services–2.18%
America Movil S.A.B. de C.V. (Mexico), 5.38%, 04/04/2032(b)	323,000	298,371
Empresa Nacional de Telecomunicaciones S.A. (Chile), 3.05%, 09/14/2032(b)	167,000	130,622
Rogers Communications, Inc. (Canada), 4.55%, 03/15/2052(b)	286,000	233,239
Sprint Capital Corp., 8.75%, 03/15/2032	53,000	63,440
Sprint LLC,
7.63%, 02/15/2025	67,000	69,483
7.63%, 03/01/2026	50,000	52,649
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
4.74%, 03/20/2025(b)	451,250	445,642
5.15%, 03/20/2028(b)	1,587,000	1,563,174
T-Mobile USA, Inc.,
2.25%, 02/15/2026	75,000	68,761
2.63%, 04/15/2026	86,000	78,967
2.70%, 03/15/2032	22,000	18,075
4.50%, 04/15/2050	246,000	208,196
3.40%, 10/15/2052	379,000	265,307
5.65%, 01/15/2053	83,000	83,375
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount	Value
Wireless Telecommunication Services–(continued)
Vodafone Group PLC (United Kingdom),
3.25%, 06/04/2081(c)	$73,000	$60,904
4.13%, 06/04/2081(c)	246,000	185,580
5.13%, 06/04/2081(c)	119,000	85,114
Xiaomi Best Time International Ltd. (China), 4.10%, 07/14/2051(b)	200,000	110,381
		4,021,280
Total U.S. Dollar Denominated Bonds & Notes (Cost $185,979,532)		165,615,922
	Shares
Preferred Stocks–4.74%
Asset Management & Custody Banks–0.02%
Bank of New York Mellon Corp. (The), 4.70%, Series G, Pfd.(c)	30,000	28,845
Diversified Banks–2.63%
Bank of America Corp., 6.50%, Series Z, Pfd.(c)	865,000	855,423
Citigroup, Inc., 6.25%, Series T, Pfd.(c)	450,000	436,590
Citigroup, Inc., 5.00%, Series U, Pfd.(c)	956,000	862,790
Citigroup, Inc., 4.00%, Series W, Pfd.(c)	373,000	324,121
Wells Fargo & Co., 7.50%, Class A, Series L, Conv. Pfd.	1,992	2,370,759
		4,849,683
Investment Banking & Brokerage–1.80%
Charles Schwab Corp. (The), 4.00%, Series H, Pfd.(c)	285,000	223,369
Goldman Sachs Group, Inc. (The), 7.47% (3 mo. USD LIBOR + 2.87%), Series P, Pfd.(e)	495,000	481,388
Morgan Stanley, 7.13%, Series E, Pfd.(c)	62,725	1,601,996
Morgan Stanley, 6.88%, Series F, Pfd.(c)	40,000	1,014,800
		3,321,553
Life & Health Insurance–0.11%
MetLife, Inc., 3.85%, Series G, Pfd.(c)	229,000	208,534
Multi-Utilities–0.14%
CenterPoint Energy, Inc., 6.13%, Series A, Pfd.(c)	271,000	256,330
Other Diversified Financial Services–0.04%
Equitable Holdings, Inc., 4.95%, Series B, Pfd.(c)	69,000	65,371
Total Preferred Stocks (Cost $9,139,989)		8,730,316
	Principal Amount
U.S. Treasury Securities–1.47%
U.S. Treasury Bills–0.23%
3.75% - 3.76%, 03/09/2023(h)(i)	$64,000	63,262
4.54% - 4.60%, 05/11/2023(h)(i)	377,000	369,455
		432,717
U.S. Treasury Bonds–0.53%
4.00%, 11/15/2042	557,900	560,690
3.00%, 08/15/2052	480,800	411,835
		972,525
	Principal Amount		Value
U.S. Treasury Notes–0.71%
4.50%, 11/15/2025		$63,000	$63,714
3.88%, 11/30/2027		519,300	521,288
3.88%, 11/30/2029		90,100	90,895
4.13%, 11/15/2032		607,300	631,117
			1,307,014
Total U.S. Treasury Securities (Cost $2,679,691)			2,712,256

Asset-Backed Securities–0.95%
IP Lending III Ltd., Series 2022-3A, Class SNR, 3.38%, 11/02/2026(b)(f)		278,000	247,670
Jimmy Johns Funding LLC, Series 2017-1A, Class A2II, 4.85%, 07/30/2047(b)		379,627	348,930
Sonic Capital LLC,
Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)		310,845	276,498
Series 2021-1A, Class A2I, 2.19%, 08/20/2051(b)		207,550	166,065
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(b)		207,550	151,138
Wendy’s Funding LLC, Series 2018-1A, Class A2II, 3.88%, 03/15/2048(b)		638,175	568,221
Total Asset-Backed Securities (Cost $2,029,673)			1,758,522
Non-U.S. Dollar Denominated Bonds & Notes–0.33%(j)
Food Retail–0.05%
Bellis Acquisition Co. PLC (United Kingdom), 3.25%, 02/16/2026(b)	GBP	100,000	98,575
Movies & Entertainment–0.19%
Netflix, Inc., 3.88%, 11/15/2029(b)	EUR	350,000	349,474
Pharmaceuticals–0.06%
Nidda Healthcare Holding GmbH (Germany), 7.50%, 08/21/2026	EUR	100,000	100,873
Sovereign Debt–0.03%
Ukraine Government International Bond (Ukraine), 4.38%, 01/27/2032(b)(k)	EUR	300,000	60,540
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $919,511)			609,462

Municipal Obligations–0.30%
California (State of) Health Facilities Financing Authority (Social Bonds),
Series 2022, RB, 4.19%, 06/01/2037		145,000	126,816
Series 2022, RB, 4.35%, 06/01/2041		110,000	93,837
California State University,
Series 2021 B, Ref. RB, 2.72%, 11/01/2052		195,000	131,604
Series 2021 B, Ref. RB, 2.94%, 11/01/2052		295,000	200,501
Total Municipal Obligations (Cost $745,000)			552,758
	Shares
Money Market Funds–1.50%
Invesco Government & Agency Portfolio, Institutional Class, 3.73%(l)(m)		965,846	965,846
Invesco Liquid Assets Portfolio, Institutional Class, 3.95%(l)(m)		700,814	701,024
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 3.76%(l)(m)	1,103,824	$1,103,824
Total Money Market Funds (Cost $2,770,603)		2,770,694

Options Purchased–0.03%
(Cost $44,068)(n)		47,900
TOTAL INVESTMENTS IN SECURITIES–99.19% (Cost $204,308,067)		182,797,830
OTHER ASSETS LESS LIABILITIES—0.81%		1,496,818
NET ASSETS–100.00%		$184,294,648
Investment Abbreviations:
Conv.	– Convertible
EUR	– Euro
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
PIK	– Pay-in-Kind
RB	– Revenue Bonds
Ref.	– Refunding
REIT	– Real Estate Investment Trust
SOFR	– Secured Overnight Financing Rate
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2022 was $67,520,221, which represented 36.64% of the Fund’s Net Assets.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Perpetual bond with no specified maturity date.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2022.
(f)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(g)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(h)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(i)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(j)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(k)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at November 30, 2022 represented less than 1% of the Fund’s Net Assets.
(l)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2022.

	Value February 28, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$503,687	$10,962,068	$(10,499,909)	$-	$-	$965,846	$3,847
Invesco Liquid Assets Portfolio, Institutional Class	413,476	7,830,049	(7,542,758)	98	159	701,024	5,026
Invesco Treasury Portfolio, Institutional Class	575,642	12,528,078	(11,999,896)	-	-	1,103,824	7,390
Total	$1,492,805	$31,320,195	$(30,042,563)	$98	$159	$2,770,694	$16,263

(m)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
(n)	The table below details options purchased.

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
S&P 500 Index	Call	04/21/2023	2	USD	4,090.00	USD	818,000	$47,900

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	12	March-2023	$2,464,313	$6,562	$6,562
U.S. Treasury 5 Year Notes	29	March-2023	3,148,539	3,106	3,106
U.S. Treasury 10 Year Notes	85	March-2023	9,647,500	40,226	40,226
U.S. Treasury Long Bonds	53	March-2023	6,731,000	42,898	42,898
U.S. Treasury Ultra Bonds	7	March-2023	953,969	12,797	12,797
Subtotal—Long Futures Contracts				105,589	105,589
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 10 Year Ultra Notes	70	March-2023	(8,375,938)	(48,125)	(48,125)
Total Futures Contracts				$57,464	$57,464

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
02/17/2023	Morgan Stanley and Co. International PLC	EUR	369,000	USD	383,444	$(2,837)
02/17/2023	State Street Bank & Trust Co.	GBP	72,000	USD	84,748	(2,236)
Total Forward Foreign Currency Contracts						$(5,073)

Abbreviations:
EUR	—Euro
GBP	—British Pound Sterling
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$164,773,989	$841,933	$165,615,922
Preferred Stocks	4,987,555	3,742,761	—	8,730,316
U.S. Treasury Securities	—	2,712,256	—	2,712,256
Asset-Backed Securities	—	1,510,852	247,670	1,758,522
Non-U.S. Dollar Denominated Bonds & Notes	—	609,462	—	609,462
Municipal Obligations	—	552,758	—	552,758
Money Market Funds	2,770,694	—	—	2,770,694
Options Purchased	47,900	—	—	47,900
Total Investments in Securities	7,806,149	173,902,078	1,089,603	182,797,830
Other Investments - Assets*
Investments Matured	—	23,262	—	23,262
Futures Contracts	105,589	—	—	105,589
	105,589	23,262	—	128,851
Other Investments - Liabilities*
Futures Contracts	(48,125)	—	—	(48,125)
Forward Foreign Currency Contracts	—	(5,073)	—	(5,073)
	(48,125)	(5,073)	—	(53,198)
Total Other Investments	57,464	18,189	—	75,653
Total Investments	$7,863,613	$173,920,267	$1,089,603	$182,873,483

*	Forward foreign currency contracts and futures contracts are valued at unrealized appreciation (depreciation). Investments matured is shown at value.
Invesco Bond Fund